Dear Variable Annuity Owner:

After several years of strong returns, the U.S. stock market retreated in 2000. The technology sector was hit especially hard, resulting in a 39% decline in the tech-heavy NASDAQ Composite index. Bonds generally outperformed stocks in 2000, something not seen in several years. High yield bonds did not do well, however, as increasing concerns about defaults offset the Treasury bond-led decline in intermediate and longer-term interest rates.

International stock markets began the year on a positive note, but then generally retreated. Returns to U. S. investors were further reduced by the strong dollar. High energy prices and slowing growth worldwide caused many emerging markets to be particularly hard hit.

Overall, this very challenging year provided a timely reminder that investing involves short-term risks that must be weathered to "earn" the potentially very favorable long-term returns. Results in the subaccounts of MEMBERS(R) Variable Annuity generally reflected the challenges described, but the core U. S. stock funds in particular benefited significantly from their value-oriented investment approach. As you will see in the Management's Discussions of each fund, these core funds significantly out-performed the popular stock market indexes.

               Percent Change in Unit Value from December 31, 1999
                           through December 31, 2000

------------------------------- ---------------------- ----------------------------- ---------------------
                                  Percent Increase                                   Percent Increase in
Subaccount                          in Unit Value               Subaccount                Unit Value
------------------------------- ---------------------- ----------------------------- ---------------------
Money Market                             4.54%            International Stock              (19.00)%
------------------------------- ---------------------- ----------------------------- ---------------------
Bond                                     6.61%            Global Governments                 3.46%
------------------------------- ---------------------- ----------------------------- ---------------------
Balanced                                 2.42%            Emerging Growth                  (20.72)%
------------------------------- ---------------------- ----------------------------- ---------------------
Growth and Income Stock                 (0.56)%           High Income                       (5.10)%
------------------------------- ---------------------- ----------------------------- ---------------------
Capital Appreciation Stock               2.84%            Developing Markets               (32.99)%
------------------------------- ---------------------- ----------------------------- ---------------------
Mid-Cap Stock                           22.20%
------------------------------- ---------------------- ----------------------------- ---------------------

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The returns shown above reflect the deduction of the separate account level charges. Returns at the separate account level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the annual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:

     Statements of Assets and Liabilities.......... page  2
     Statements of Operations...................... page  4
     Statements of Changes in Net Assets........... page  5
     Notes to Financial Statements................  page  8
     Report of Independent Accountants............. page 13

The remaining sections of this booklet contain the annual reports and management discussions for (1) the Ultra Series Fund which includes the Money Market Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, and Mid-Cap Stock Fund; (2) the International Stock Portfolio of the
T. Rowe Price  International  Series,  Inc.;  (3) the MFS(R) Global  Governments
SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM, (4) the Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds; and (5) the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust.

We at CUNA Mutual would like to thank you for choosing our variable annuity to help you meet your long term asset accumulation goals and retirement income needs. We appreciate the trust and confidence you place in us. Thank you for giving us the opportunity to serve you.

Sincerely,


/s/Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                      Statements of Assets and Liabilities
                                December 31, 2000

                                                                                                           Capital

                                          Money                                          Growth and     Appreciation        Mid-Cap
                                         Market            Bond          Balanced       Income Stock        Stock            Stock
Assets:                                Subaccount       Subaccount      Subaccount       Subaccount      Subaccount       Subaccount
                                       ----------       ----------      ----------       ----------      ----------       ----------
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   50,739,954 shares at net asset
   value of $1.00 per share
   (cost $50,739,954)                 $50,739,954    $         --    $          --   $          --    $          --    $         --

Bond Fund,
   8,367,265 shares at net asset
   value of $10.15 per share
   (cost $87,456,461)                          --      84,956,478               --              --               --              --

Balanced Fund,
   23,245,419 shares at net asset
   value of $20.45 per share
   (cost $409,664,395)                         --              --      475,350,612              --               --              --

Growth and Income Stock Fund,
   19,116,804 shares at net asset
   value of $33.41 per share
   (cost $507,159,112)                         --              --               --     638,734,188               --              --

Capital Appreciation Stock Fund,
   13,262,735 shares at net asset
   value of $26.39 per share
   (cost $249,998,771)                         --              --               --              --      350,047,873              --

Mid-Cap Stock Fund,
   3,024,527 shares at net asset
   value of $13.77 per share
   (cost $35,389,219)                          --              --               --              --               --      41,649,528
                                       ----------      ----------      -----------     -----------      -----------      ----------
     Total assets                      50,739,954      84,956,478      475,350,612     638,734,188      350,047,873      41,649,528
                                       ----------      ----------      -----------     -----------      -----------      ----------
Liabilities:
Accrued adverse mortality and
   expense charges                         49,417          83,239          468,175         626,060          345,082          39,100
Other accrued expenses                      5,930           9,989           56,181          75,127           41,410           4,692
                                       ----------      ----------      -----------     -----------      -----------      ----------
     Total liabilities                     55,347          93,228          524,356         701,187          386,492          43,792
                                       ----------      ----------      -----------     -----------      -----------      ----------
     Net assets                       $50,684,607     $84,863,250     $474,826,256    $638,033,001     $349,661,381     $41,605,736
                                       ==========      ==========      ===========     ===========      ===========      ==========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                          $50,668,566     $84,847,093     $474,583,836    $637,536,961     $349,579,797     $41,599,394
Contracts in annuity payment period
   (note 2 and note 5)                     16,041          16,157          242,420         496,040           81,584           6,342
                                       ----------      ----------      -----------     -----------      -----------      ----------
     Total contract owners' equity    $50,684,607     $84,863,250     $474,826,256    $638,033,001     $349,661,381     $41,605,736
                                       ==========      ==========      ===========     ===========      ===========      ==========
     Total units outstanding
       (note 5 and note 6)              4,000,541       6,267,666       24,438,976      23,810,026       11,514,350       3,024,335
                                       ==========      ==========      ===========     ===========      ===========      ==========
     Net asset value per unit              $12.67          $13.54           $19.43          $26.80           $30.37          $13.76
                                       ==========      ==========      ===========     ===========      ===========      ==========


See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                 Statements of Assets and Liabilities, continued
                                December 31, 2000

                                      International          Global             Emerging              High            Developing
                                          Stock            Governments           Growth              Income             Markets
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount

Investments in T. Rowe Price
International Series, Inc.:

   International Stock Portfolio,
   6,079,302 shares at net asset
   value of $15.07 per share
   (cost $81,890,853)                 $91,615,076        $         --      $          --        $         --         $        --

Investments in MFS(R) Variable Insurance TrustSM:

   Global Governments Series,
   1,046,571 shares at net asset
   value of $10.01 per share
   (cost $10,704,029)                          --          10,476,173                 --                  --                  --

Investments in MFS(R) Variable Insurance TrustSM:

   Emerging Growth Series,
   5,336,390 shares at net asset
   value of $28.84 per share
   (cost $110,909,927)                         --                  --        153,901,484                  --                  --

Investments in Oppenheimer
Variable Account Funds:

   High Income Fund/VA,
   4,987,417 shares at net asset
   value of $9.27 per share
   (cost $54,422,751)                          --                  --                 --          46,233,353                  --

Investments in Franklin Templeton
Variable Insurance Products Trust:

   Developing Markets Securities,
   1,242,855 shares at net asset
   value of $5.22 per share
   (cost $8,403,752)                           --                  --                 --                  --           6,487,702
                                      -----------          ----------        -----------          ----------           ---------
     Total assets                      91,615,076          10,476,173        153,901,484          46,233,353           6,487,702
                                      -----------          ----------        -----------          ----------           ---------
Liabilities
Accrued adverse mortality and
   expense charges                         90,081              10,282            153,066              45,404               6,410
Other accrued expenses                     10,810               1,234             18,368               5,449                 769
                                      -----------          ----------        -----------          ----------           ---------
     Total liabilities                    100,891              11,516            171,434              50,853               7,179
                                      -----------          ----------        -----------          ----------           ---------
     Net assets                       $91,514,185         $10,464,657       $153,730,050         $46,182,500          $6,480,523
                                      ===========          ==========        ===========          ==========           =========
Contract owners' equity:
Contracts in accumulation period
   (note 5)                           $91,467,415         $10,462,822       $153,665,880         $46,154,852          $6,480,523
Contracts in annuity payment period
   (note 2 and note 5)                     46,770               1,835             64,170              27,648                  --
                                      -----------          ----------        -----------          ----------          ----------
     Total contract owners' equity    $91,514,185         $10,464,657       $153,730,050         $46,182,500          $6,480,523
                                      ===========          ==========        ===========          ==========          ==========
     Total units outstanding
       (note 5 and note 6)              5,960,391             875,460          6,938,522           4,352,372           1,236,325
                                      ===========          ==========        ===========          ==========           =========
     Net asset value per unit              $15.35              $11.95             $22.16              $10.61               $5.24
                                      ===========          ==========        ===========          ==========           =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                            Statements of Operations
                          Year Ended December 31, 2000

                                                                                                           Capital
                                          Money                                          Growth and     Appreciation        Mid-Cap
                                         Market            Bond          Balanced       Income Stock        Stock            Stock
Investment income (loss):              Subaccount       Subaccount      Subaccount       Subaccount      Subaccount       Subaccount
                                       ----------       ----------      ----------       ----------      ----------       ----------
  Dividend income                      $2,498,705      $5,458,041      $14,907,072      $6,258,782         $266,740         $59,785
  Adverse mortality and expense
   charges (note 3)                      (529,306)       (987,155)      (5,622,918)     (7,852,786)      (4,096,022)       (297,263)
  Administrative charges                  (63,517)       (118,459)        (674,750)       (942,334)        (491,520)        (35,672)
                                       ----------      ----------       ----------      ----------       ----------       ---------
  Net investment income (loss)          1,905,882       4,352,427        8,609,404      (2,536,338)      (4,320,782)       (273,150)
                                       ----------      ----------       ----------      ----------       ----------       ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:

   Capital gain distributions received         --              --        2,406,097       2,258,376        3,434,686          13,634
   Proceeds from sale of securities    40,452,960       7,262,843       11,099,297      10,703,073        3,409,793         303,886
   Cost of securities sold            (40,452,960)     (7,520,123)      (9,302,331)     (8,283,745)      (2,371,788)       (276,560)
                                       ----------      ----------       ----------      ----------       ----------       ---------
   Net realized gain (loss) on
   security transactions                       --        (257,280)       4,203,063       4,677,704        4,472,691          40,960
  Net change in unrealized appreciation
   or depreciation on investments              --       1,071,849       (2,489,281)     (6,580,195)       8,357,586       5,603,344
                                       ----------      ----------       ----------      ----------       ----------       ---------
   Net gain (loss) on investments              --         814,569        1,713,782      (1,902,491)      12,830,277       5,644,304
                                       ----------      ----------        ---------      ----------       ----------       ---------
Net increase (decrease) in net assets
  resulting from operations            $1,905,882      $5,166,996      $10,323,186     ($4,438,829)      $8,509,495      $5,371,154
                                       ==========      ==========       ==========      ==========       ==========       =========


                                      International       Global         Emerging           High         Developing
                                          Stock         Governments       Growth           Income          Markets
Investment income (loss):              Subaccount       Subaccount      Subaccount       Subaccount      Subaccount
                                       ----------       ----------      ----------       ----------      ----------
  Dividend income                     $   584,585        $535,326  $            --      $4,911,477          $59,548
  Adverse mortality and expense
   charges (note 3)                    (1,207,976)       (136,024)      (2,167,123)       (597,052)         (94,175)
  Administrative charges                 (144,957)        (16,323)        (260,055)        (71,646)         (11,301)
                                      -----------       ---------      -----------      ----------       ----------
  Net investment income (loss)           (768,348)        382,979       (2,427,178)      4,242,779          (45,928)
                                      -----------       ---------      -----------      ----------       ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:

   Capital gain distributions received  2,806,007              --        9,433,835              --               --
   Proceeds from sale of securities     1,775,550       2,320,268        7,327,738       5,889,234        1,887,245
   Cost of securities sold             (1,393,335)     (2,437,787)      (3,973,789)     (6,527,216)      (2,165,431)
                                      -----------       ---------      -----------      ----------       ----------
   Net realized gain (loss) on
   security transactions                3,188,222        (117,519)      12,787,784        (637,982)        (278,186)
  Net change in unrealized
   appreciation or depreciation
   on investments                     (22,791,586)         78,313      (50,248,655)     (6,087,441)      (2,738,724)
                                      -----------       ---------      -----------      ----------       ----------
   Net gain (loss) on investments     (19,603,364)        (39,206)     (37,460,871)     (6,725,423)      (3,016,910)
                                      -----------       ---------      -----------      ----------       ----------
Net increase (decrease) in net assets
  resulting from operations          ($20,371,712)       $343,773     ($39,888,049)    ($2,482,644)     ($3,062,838)
                                      ===========       =========      ===========      ==========       ==========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                       Statements of Changes in Net Assets
                     Years Ended December 31, 2000 and 1999

                                                 MONEY MARKET SUBACCOUNT                                 BOND SUBACCOUNT
Operations:                                    2000                  1999                          2000                  1999
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $1,905,882            $1,070,953                     $4,352,427            $3,305,669
  Net realized gain (loss) on
   security transactions                          --                    --                       (257,280)              (39,265)
  Net change in unrealized
   appreciation or depreciation
   on investments                                 --                    --                      1,071,849            (3,692,698)
                                         -----------           -----------                    -----------           -----------
    Change in net assets from operations   1,905,882             1,070,953                      5,166,996              (426,294)
                                         -----------           -----------                    -----------           -----------
Capital unit transactions (note 5):

  Proceeds from sales of units           122,471,055           108,025,036                     66,201,242            71,191,403
  Cost of units repurchased             (115,931,089)          (93,597,976)                   (63,604,645)          (51,892,110)
  Actuarial adjustments for mortality
   experience on annuities in payment
   period                                        373                   214                            196                   536
  Annuity benefit payments                      (292)                 (815)                          (687)                 (283)
                                         -----------           -----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                      6,540,047            14,426,459                      2,596,106            19,299,546
                                         -----------           -----------                    -----------           -----------
Increase (decrease) in net assets          8,445,929            15,497,412                      7,763,102            18,873,252
Net assets:

  Beginning of period                     42,238,678            26,741,266                     77,100,148            58,226,896
                                         -----------           -----------                    -----------           -----------
  End of period                          $50,684,607           $42,238,678                    $84,863,250           $77,100,148
                                         ===========           ===========                    ===========           ===========


                                                   BALANCED SUBACCOUNT                         GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                                    2000                  1999                          2000                  1999
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $8,609,404            $5,123,255                    ($2,536,338)          ($2,192,294)
  Net realized gain (loss) on
   security transactions                   4,203,063             9,927,671                      4,677,704            36,423,144
  Net change in unrealized
   appreciation or depreciation
   on investments                         (2,489,281)           28,064,336                     (6,580,195)           39,831,071
                                         -----------           -----------                    -----------           -----------
    Change in net assets from operations  10,323,186            43,115,262                     (4,438,829)           74,061,921
                                         -----------           -----------                    -----------           -----------
Capital unit transactions (note 5):

  Proceeds from sale of units            264,988,514           253,387,516                    348,793,349           324,474,244
  Cost of units repurchased             (219,452,122)         (174,777,068)                  (297,378,042)         (237,335,322)
  Actuarial adjustments for mortality
   experience on annuities in
   payment period                              4,709                 3,206                         25,410                 8,597
  Annuity benefit payments                   (19,052)              (25,514)                       (45,056)              (38,478)
                                         -----------           -----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                     45,522,049            78,588,140                     51,395,661            87,109,041
                                         -----------           -----------                    -----------           -----------
Increase (decrease) in net assets         55,845,235           121,703,402                     46,956,832           161,170,962
Net assets:

  Beginning of period                    418,981,021           297,277,619                    591,076,169           429,905,207
                                         -----------           -----------                    -----------           -----------
  End of period                         $474,826,256          $418,981,021                   $638,033,001          $591,076,169
                                         ===========           ===========                    ===========           ===========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                 Statements of Changes in Net Assets, continued
                     Years Ended December 31, 2000 and 1999

                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                     MID-CAP STOCK SUBACCOUNT

Operations:                                    2000                  1999                          2000                  1999*
                                               ----                  ----                          ----                  -----
  Net investment income (loss)           ($4,320,782)          ($3,152,538)                     ($273,150)             ($29,120)
  Net realized gain (loss) on
   security transactions                   4,472,691            23,728,098                         40,960               165,812
  Net change in unrealized appreciation
   or depreciation on investments          8,357,586            32,577,970                      5,603,344               656,965
                                         -----------           -----------                     ----------             ---------
    Change in net assets from operations   8,509,495            53,153,530                      5,371,154               793,657
                                         -----------           -----------                     ----------             ---------
Capital unit transactions (note 5):

  Proceeds from sales of units           225,015,464           176,946,680                     34,523,596             9,591,635
  Cost of units repurchased             (177,030,410)         (142,267,223)                    (7,702,228)             (972,463)
  Actuarial adjustments for mortality
   experience on annuities in payment
   period                                      1,495                   (40)                           585                    --
  Annuity benefit payments                    (5,661)               (3,690)                          (200)                   --
                                         -----------           -----------                     ----------             ---------
   Change in net assets from capital
    unit transactions                     47,980,888            34,675,727                     26,821,753             8,619,172
                                         -----------           -----------                     ----------             ---------
  Increase (decrease) in net assets       56,490,383            87,829,257                     32,192,907             9,412,829
Net assets:

  Beginning of period                    293,170,998           205,341,741                      9,412,829                    --
                                         -----------           -----------                     ----------             ---------
  End of period                         $349,661,381          $293,170,998                    $41,605,736            $9,412,829
                                         ===========           ===========                     ==========             =========


                                             INTERNATIONAL STOCK SUBACCOUNT                      GLOBAL GOVERNMENTS SUBACCOUNT

Operations:                                    2000                  1999                          2000                  1999
                                               ----                  ----                          ----                  ----
  Net investment income (loss)             ($768,348)            ($720,547)                      $382,979              $529,696
  Net realized gain (loss) on
   security transactions                   3,188,222             1,713,086                       (117,519)                   68
  Net change in unrealized appreciation
   or depreciation on investments        (22,791,586)           22,008,904                         78,313            (1,022,529)
                                         -----------            ----------                     ----------            ----------
    Change in net assets from operations (20,371,712)           23,001,443                        343,773              (492,765)
                                         -----------            ----------                     ----------            ----------
Capital unit transactions (note 5):

  Proceeds from sale of units             99,971,759            75,751,302                     10,512,850            12,623,162
  Cost of units repurchased              (84,728,870)          (73,522,825)                   (12,274,610)          (13,481,702)
  Actuarial adjustments for mortality
   experience on annuities in payment
   period                                        917                   150                             15                    13
  Annuity benefit payments                    (3,666)               (2,564)                          (176)                 (186)
                                         -----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     15,240,140             2,226,063                     (1,761,921)             (858,713)
                                         -----------            ----------                     ----------            ----------
Increase (decrease) in net assets         (5,131,572)           25,227,506                     (1,418,148)           (1,351,478)
Net assets:

  Beginning of period                     96,645,757            71,418,251                     11,882,805            13,234,283
                                         -----------            ----------                     ----------            ----------
  End of period                          $91,514,185           $96,645,757                    $10,464,657           $11,882,805
                                         ===========            ==========                     ==========            ==========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1999 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                 Statements of Changes in Net Assets, continued
                     Years Ended December 31, 2000 and 1999

                                              EMERGING GROWTH SUBACCOUNT                            HIGH INCOME SUBACCOUNT

Operations:                                    2000                  1999                          2000                  1999
                                               ----                  ----                          ----                  ----
  Net investment income (loss)           ($2,427,178)          ($1,428,582)                    $4,242,779            $2,266,230
  Net realized gain (loss) on
   security transactions                  12,787,784             1,137,510                       (637,982)             (126,687)
  Net change in unrealized appreciation
   or depreciation on investments        (50,248,655)           69,201,365                     (6,087,441)           (1,022,154)
                                         -----------           -----------                     ----------            ----------
    Change in net assets from operations (39,888,049)           68,910,293                     (2,482,644)            1,117,389
                                         -----------           -----------                     ----------            ----------
Capital unit transactions (note 5):

  Proceeds from sales of units           138,341,900            88,662,009                     38,613,274            42,750,865
  Cost of units repurchased             (109,239,982)          (74,742,597)                   (39,935,264)          (32,579,557)
  Actuarial adjustments for mortality
   experience on annuities in payment
   period                                        723                   254                              2                  (243)
  Annuity benefit payments                    (5,935)               (3,421)                        (2,133)               (6,484)
                                         -----------           -----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     29,096,706            13,916,245                     (1,324,121)           10,164,581
                                         -----------           -----------                     ----------            ----------
  Increase (decrease) in net assets      (10,791,343)           82,826,538                     (3,806,765)           11,281,970
Net assets:

  Beginning of period                    164,521,393            81,694,855                     49,989,265            38,707,295
                                         -----------           -----------                     ----------            ----------
  End of period                         $153,730,050          $164,521,393                    $46,182,500           $49,989,265
                                         ===========           ===========                     ==========            ==========


                                             DEVELOPING MARKETS SUBACCOUNT

Operations:                                    2000                  1999
                                               ----                  ----
  Net investment income (loss)              ($45,928)             ($23,768)
  Net realized gain (loss) on
   security transactions                    (278,186)              (63,889)
  Net change in unrealized appreciation
   or depreciation on investments         (2,738,724)            2,636,489
                                           ---------             ---------
    Change in net assets from operations  (3,062,838)            2,548,832
                                           ---------             ---------
Capital unit transactions (note 5):

  Proceeds from sales of units             8,445,402             5,286,209
  Cost of units repurchased               (7,140,463)           (4,090,271)
  Actuarial adjustments for mortality
   experience on annuities in payment
   period                                         --                    --
  Annuity benefit payments                        --                    --
                                           ---------             ---------
   Change in net assets from capital
    unit transactions                      1,304,939             1,195,938
                                           ---------             ---------
  Increase (decrease) in net assets       (1,757,899)            3,744,770
Net assets:

  Beginning of period                      8,238,422             4,493,652
                                           ---------             ---------
  End of period                           $6,480,523            $8,238,422
                                           =========             =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra
     Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the Contracts. T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, MFS Variable Insurance Trust has two funds available as investment options under the Contracts, Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and Franklin Templeton Variable Insurance Products Trust has one fund available as an investment option under the Contracts. The Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series (formerly known as the MFS World Governments Series) and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     Transfer Fee. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the year ended December 31, 2000, was as follows:

     Money Market Fund............................................  $48,903,983
     Bond Fund....................................................   14,212,632
     Balanced Fund................................................   67,670,792
     Growth and Income Stock Fund.................................   61,836,099
     Capital Appreciation Stock Fund..............................   50,554,545
     Mid-Cap Stock Fund...........................................   26,899,930
     International Stock Portfolio................................   19,046,285
     Global Governments Series....................................      938,708
     Emerging Growth Series.......................................   43,431,154
     High Income Fund.............................................    8,799,411
     Developing Markets Fund......................................    3,144,303

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 2000 and 1999, were as follows:

                                                                                                            Capital
                                                 Money                                      Growth and    Appreciation      Mid-Cap
                                                Market          Bond          Balanced     Income Stock       Stock          Stock
                                              Subaccount     Subaccount      Subaccount     Subaccount     Subaccount     Subaccount
Units for contracts in accumulation period:
Outstanding at December 31, 1998              2,279,937       4,554,265     17,688,375     18,544,722       8,584,679           --
Sold                                          9,061,675       5,596,028     14,144,468     12,580,706       6,829,980      928,691
Repurchased                                  (7,856,633)     (4,079,703)    (9,755,824)    (9,209,170)     (5,488,309)     (92,894)
                                              ---------       ---------      ---------      ---------       ---------     --------
Outstanding at December 31, 1999              3,484,979       6,070,590     22,077,019     21,916,258       9,926,350      835,797
Sold                                          9,910,580       5,119,081     13,717,282     12,793,452       7,427,964    2,804,922
Repurchased                                  (9,396,285)     (4,923,198)   (11,367,801)   (10,918,194)     (5,842,650)    (616,845)
                                              ---------       ---------      ---------      ---------       ---------     --------
Outstanding at December 31, 2000              3,999,274       6,266,473     24,426,500     23,791,516      11,511,664    3,023,874
                                              ---------       ---------      ---------      ---------       ---------     --------

Units for annuitized contracts:

Outstanding at December 31, 1998                    802              --          6,568         11,235           1,763           --
Sold                                                129             496          4,636          2,914              10           --
Repurchased                                         (71)            (22)        (1,645)        (1,589)           (146)          --
                                              ---------       ---------      ---------      ---------       ---------     --------
Outstanding at December 31, 1999                    860             474          9,559         12,560           1,627           --
Sold                                                450             861          4,394          8,568           1,409          478
Repurchased                                         (43)           (142)        (1,477)        (2,618)           (350)         (17)
                                              ---------       ---------      ---------      ---------       ---------     --------
Outstanding at December 31, 2000                  1,267           1,193         12,476         18,510           2,686          461
                                              ---------       ---------      ---------      ---------       ---------     --------
Total units outstanding at December 31, 2000  4,000,541       6,267,666     24,438,976     23,810,026      11,514,350    3,024,335
                                              =========       =========      =========      =========       =========     ========




                                                      International      Global          Emerging         High        Developing
                                                          Stock        Governments        Growth         Income         Markets
     Units for contracts in accumulation period:       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
                                                       ----------      ----------       ----------     ----------     ----------
     Outstanding at December 31, 1998                  4,954,012        1,100,980       5,091,776      3,559,766         868,801
     Sold                                              4,987,211        1,075,683       4,879,364      3,836,333         826,182
     Repurchased                                      (4,843,190)      (1,148,440)     (4,088,123)    (2,926,390)       (642,085)
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 1999                  5,098,033        1,028,223       5,883,017      4,469,709       1,052,898
     Sold                                              5,764,312          911,769       5,132,948      3,510,188       1,320,927
     Repurchased                                      (4,905,000)      (1,064,685)     (4,080,340)    (3,630,130)     (1,137,500)
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 2000                  5,957,345          875,307       6,935,625      4,349,767       1,236,325
                                                       ---------        ---------       ---------      ---------       ---------

     Units for annuitized contracts:

     Outstanding at December 31, 1998                      1,984              182           2,460          1,539              --
     Sold                                                     13                1              15          1,433              --
     Repurchased                                            (174)             (16)           (191)          (747)             --
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 1999                      1,823              167           2,284          2,225              --
     Sold                                                  1,561                5           1,190            644              --
     Repurchased                                            (338)             (19)           (577)          (264)             --
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 2000                      3,046              153           2,897          2,605              --
                                                       ---------        ---------       ---------      ---------       ---------
     Total units outstanding at December 31, 2000      5,960,391          875,460       6,938,522      4,352,372       1,236,325
                                                       =========        =========       =========      =========       =========




(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                              Money Market                Bond                  Balanced           Growth and Income
                                               Subaccount              Subaccount              Subaccount           Stock Subaccount

     Unit value:                             2000       1999         2000       1999         2000       1999        2000       1999
                                             ----       ----         ----       ----         ----       ----        ----       ----
       Beginning of period                 $12.12     $11.72       $12.70     $12.79       $18.97     $16.80      $26.95     $23.17

       End of period                        12.67      12.12        13.54      12.70        19.43      18.97       26.80      26.95

     Percentage increase (decrease)
       in unit value during  period         4.54%      3.41%        6.61%    (0.70%)        2.42%     12.92%     (0.56%)     16.31%

     Number of units outstanding
       at end of period                 4,000,541  3,485,839    6,267,666  6,071,064   24,438,976 22,086,578  23,810,026 21,928,818


                                          Capital Appreciation           Mid-Cap              International       Global Governments
                                            Stock Subaccount        Stock Subaccount        Stock Subaccount          Subaccount

     Unit value:                             2000       1999         2000       1999*        2000       1999        2000       1999
                                             ----       ----         ----       -----        ----       ----        ----       ----

       Beginning of period                 $29.53     $23.91       $11.26     $10.00       $18.95     $14.41      $11.55     $12.02

       End of period                        30.37      29.53        13.76      11.26        15.35      18.95       11.95      11.55

     Percentage increase (decrease)
       in unit value during  period         2.84%     23.50%       22.20%     12.60%**   (19.00%)     31.51%       3.46%    (3.91%)

     Number of units outstanding
       at end of period                11,514,350  9,927,977    3,024,335    835,797    5,960,391  5,099,856     875,460  1,028,390



       *1999 data is for the eight-month period ended December 31, 1999.

     **Not annualized.


                                             Emerging Growth           High Income         Developing Markets
                                               Subaccount              Subaccount              Subaccount

     Unit value:                             2000       1999         2000       1999         2000       1999
                                             ----       ----         ----       ----         ----       ----
       Beginning of period                 $27.95     $16.04       $11.18     $10.87        $7.82      $5.17

       End of period                        22.16      27.95        10.61      11.18         5.24       7.82

     Percentage increase (decrease)
       in unit value during  period      (20.72%)     74.25%      (5.10%)      2.85%     (32.99%)     51.26%

     Number of units outstanding
       at end of period                 6,938,522  5,885,301    4,352,372  4,471,934    1,236,325  1,052,898


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

                            MEMBERS Variable Annuity

                        Report of Independent Accountants

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock,
International Stock, Global Governments, Emerging Growth, High Income and Developing Markets Subaccounts for MEMBERS Variable Annuity) as of December 31, 2000, the results of each of their operations and the changes in each of their net assets for the year then ended and for the year or period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2000 with Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

February 9, 2001